Financing Transactions (Details) - USD ($) $ in Millions	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Restricted cash		$ 6,206	$ 0
Long-term debt		(15,612)	$ (15,608)
N&B Senior Unsecured Notes [Member] | N&B [Member]
Subsequent Event [Line Items]
Long-term debt		$ 6,200
Subsequent Event [Member] | N&B [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 7,300
Subsequent Event [Member] | N&B Term Loan Facility [Member] | N&B [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1,250